Acquisitions and disposals	12 Months Ended
Jun. 30, 2025
Acquisitions and disposals
Acquisitions and disposals

4. Acquisitions and disposals

Significant acquisitions and disposals for the fiscal year ended June 30, 2025 are detailed below.

Agricultural business

Acquisition of “Agrícola Nova Horizonte” - BrasilAgro

On May 20, 2024, BrasilAgro acquired Agrícola Nova Horizonte S.A., an agricultural company focused on grain production, with 4,767 hectares leased for 16 years, at an average price of 13 bags of soybeans per hectare. This acquisition is aligned with the Group’s strategy to expand its presence in the sector, increase market share, and optimize agricultural operations.

On August 6, 2024, after fulfilment of the condition’s precedent, the closing agreement was signed and BrasilAgro assumed control of the operations. As of that date, the assets and liabilities of the acquired company were consolidated.

The total value of the acquisition was BRL 6.2 million (ARS 1,421 million), as stipulated in the contract. The contract provided for a price adjustment to reflect the variation in equity between June 30, 2024 and the date of the transaction. Accordingly, a gain of BRL 0.348 million (ARS 80 million) was recognized, representing the excess of the acquirer’s interest in the fair value of the identifiable net assets acquired over the consideration transferred.

Sale of fraction of “Alto Taquari” farm- BrasilAgro

On September 26, 2024, BrasilAgro completed the sale of the remaining balance of 1,157 hectares of the Alto Taquari farm, a rural property located in the municipalities of Alto Taquari and Araputanga - Mato Grosso. The contract was signed on September 1, 2021 and established the transfer of possession in two stages, the first being on October 10, 2021.

The amount to be paid was 1,272,274 bags of soybeans, equivalent to BRL 189.4 million (ARS 43,395 million) at the date of the transaction. The gain on this sale has been recognized in the line “Gain from disposal of farmlands” in the Consolidated Statement of Income and Other Comprehensive Income for a total amount of ARS 22,179 million.

Sale of fraction of “Rio do meio” farm– BrasilAgro

On September 30, 2024, BrasilAgro transferred 190 hectares due to the sale of the Rio do Meio farm, a rural property located in the municipality of Correntina-Bahia. The contract was signed on November 8, 2022 and established the transfer of ownership in four stages, this being the third, with the deadline for the fourth and final transfer set for May 2025.

The sale price was 54,053 bags of soybeans, equivalent to BRL 7 million (ARS 1,604 million) at the date of the transaction.

On May 23, 2025, an additional 660 hectares of the same property were transferred, corresponding to the fourth and final stage of the schedule. The sale price was 75,454 bags of soybeans, equivalent to BRL 10 million (ARS 2,132 million) at the date of the transaction, to be collected in annual installments maturing between July 31, 2027 and 2028.

The gain on this sale has been recognized in the line “Gain from disposal of farmlands” in the Consolidated Statement of Income and Other Comprehensive Income for a total amount of ARS 2,300 million.

Sale of fraction of “Los Pozos” farm - CRESUD

On September 30, 2024, Cresud signed the transfer of ownership deed for the sale of a fraction of the farmland of the property called “Los Pozos”, located in the Province of Salta, with a total area of 3,630 hectares, leaving a remainder of approximately 231,700 hectares of said property in the hands of the Company. The total price was USD 2.23 million (USD/ha 614), equivalent to ARS 2,742 million, of which USD 1.1 million (ARS 1,347 million) has been collected to date. The remaining balance of USD 1.13 million (ARS 1,395 million), guaranteed with a mortgage on the property, has been collected in a single installment in September 2025.

The gain on this sale has been recognized in the line “Gain from disposal of farmlands” in the Consolidated Statement of Income and Other Comprehensive Income for a total amount of ARS 2,597 million.

Sale of the entire “Preferencia” farm – BrasilAgro

As of June 30, 2025, BrasilAgro completed the sale of the entire Preferencia farm, a rural property located in the municipality of Baianópolis, Bahia State, with a total area of 17,799 hectares.

The sale price was agreed at 452,342 arrobas of cattle (6,785,130 kg), equivalent to BRL 140.0 million (ARS 29,854 million) at the date of the transaction. As of June 30, 2025, the buyer made an initial payment of BRL 2.0 million (ARS 425 million), and in July 2025 paid the first installment of BRL 40.0 million (ARS 8,530 million), equivalent to 135,703 arrobas of cattle (2,035,545 kg).

The remaining balance of 316,640 arrobas (4,749,600 kg) will be paid in six annual installments of 52,773 arrobas (791,595 kg) each, maturing between October 31, 2026 and October 31, 2031.

The gain on this sale has been recognized in the line “Gain from disposal of farmlands” in the Consolidated Statement of Income and Other Comprehensive Income for a total amount of ARS 14,916 million.

Urban property business and investments

Purchase of property adjacent to Alto Avellaneda shopping mall - IRSA

On August 1, 2024, IRSA acquired a property adjacent to its Alto Avellaneda shopping mall, located at Gral. Güemes 861, Avellaneda, Province of Buenos Aires.

The property has a total area of 86,861 square meters and a built-up area of 32,660 square meters, with potential for future expansion.

The purchase price was USD 12.2 million (ARS 14,636 million), of which USD 9.2 million has already been paid, and the remaining USD 3 million will be settled upon the transfer of the title deed, which will be granted within 3 years from the signing of the preliminary sale agreement. The transaction includes the assignment to IRSA of the existing lease agreements until their original expiration and the signing of a new lease agreement with the selling party for 3 years.

This transaction has been recognized as an addition in the line item “Investment Properties” of these Consolidated Financial Statements.

“261 Della Paolera” floor sale - IRSA

On October 15, 2024, the deed was signed for the sale of a floor in the “261 Della Paolera” tower located in the Catalinas district of the Autonomous City of Buenos Aires for a total leasable area of approximately 1,197 square meters and 8 parking units in the same building.

The transaction price was approximately USD 7.1 million (MEP) (See Note 9) (USD/sqm 6,000), equivalent to ARS 8,558 million, of which USD 6.0 million has already been collected, and the remaining USD 1.1 million, guaranteed with a mortgage, will be collected in 24 monthly installments at an annual interest rate of 8%.

After this transaction, IRSA retains ownership of 3 floors of the building with an approximate leasable area of 3,740 sqm in addition to parking lots and other complementary spaces.

This transaction has been recognized as a disposal in the line item “Investment Properties” of these Consolidated Financial Statements and generated a gain of ARS 5,340 million, which has been recognized in the line item “Net gain from fair value changes of investment properties” of these Consolidated Financial Statements.

Purchase of Shopping Mall “Terrazas de Mayo” - IRSA

On December 3, 2024, IRSA signed an agreement to acquire the business assets of the “Terrazas de Mayo” shopping mall located at the intersection of routes 8 and 202, in front of Campo de Mayo, in the Malvinas Argentinas district, in the northwest of Greater Buenos Aires. The shopping mall has 85 stores, 20 stands and a built-up area of 33,703 square meters, which includes 15 gastronomic stores and 10 movie theaters.

The amount of the transaction was USD 27.75 million (ARS 34,335 million), of which 60% was paid at the time of signing the bill with possession, 20% will be paid at the time of signing the final deed, and the remaining 20% will be paid 36 months after signing the deed. Implicit interest has been segregated for a total of USD 1.5 million.

This transaction has been recognized as an addition in the line items “Investment Properties” (ARS 33,530 million), “Intangible Assets” (ARS 796 million), and “Property, Plant and Equipment” (ARS 9 million) of these Consolidated Financial Statements.

Sale of lots and barter agreements – "Ramblas del Plata" - IRSA

On January 27, 2025, IRSA signed two sale agreements for two lots. The total price of both transactions was approximately USD 23.4 million (ARS 28,138 million), of which 30% was paid at the time of signing the bill. The remaining balance of approximately USD 16.4 million will be paid upon signing the deeds and transferring possessions.

Additionally, during February and March 2025, IRSA signed two barter agreements for eight lots, for a total amount of approximately USD 38.5 million (ARS 45,197 million), which will be paid to IRSA through a cash advance and saleable square meters to be received in the future.

During May 2025, IRSA signed three barter agreements for three lots. The transaction price was approximately USD 12.2 million (ARS 14,554 million), with a 5% down payment to IRSA upon signing. The balance will be paid upon signing the deeds and delivery of possession.

These barter transactions have been recognized as a transfer between the line items “Investment Properties” and “Trading Properties” of these Consolidated Financial Statements.